Retained Earnings and Reserves - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Equity [Abstract]
Reserves and registered capital of PRC subsidiaries	$ 399,340	$ 376,500